Loans, financing and debentures - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2026	Jun. 30, 2026	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Current
Loans, financing and debentures		R$ 4,327,219		R$ 3,004,905
Interest on financing		1,806,789		1,525,436
Non-current funding		2,520,430		1,479,469
Non-current
Loans, financing and debentures		88,378,903		91,796,352
Interest on financing		451,530
Non-current funding		87,927,373		91,796,352
Borrowings		92,706,122	R$ 2,500,000	94,801,257	R$ 101,435,531
Interest on financing		2,258,319		1,525,436
Non-current funding		90,447,803		93,275,821
2027
Non-current
Loans, financing and debentures		2,664,396
2028
Non-current
Loans, financing and debentures		6,357,350
2029
Non-current
Loans, financing and debentures		12,345,074
2030
Non-current
Loans, financing and debentures		13,387,133
Later than five years and not later than six years
Non-current
Loans, financing and debentures		13,741,061
Later than six years [Member]
Non-current
Loans, financing and debentures		39,883,889
Foreign countries
Current
Current		3,515,512		1,870,699
Non-current
Non-current		61,536,581		68,486,657
Total		65,052,093		70,357,356
Country of domicile
Current
Current		811,707		1,134,206
Non-current
Non-current		26,842,322		23,309,695
Total		27,654,029		24,443,901
Borrowings		92,706,122		94,801,257
Bonds | Foreign countries
Non-current
Loans, financing and debentures		39,586,169
Bonds | Foreign countries | 2027
Non-current
Loans, financing and debentures
Bonds | Foreign countries | 2028
Non-current
Loans, financing and debentures		2,579,785
Bonds | Foreign countries | 2029
Non-current
Loans, financing and debentures		8,598,098
Bonds | Foreign countries | 2030
Non-current
Loans, financing and debentures		5,116,282
Bonds | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		6,471,082
Bonds | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 16,820,922
Bonds | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Current
Current		R$ 796,510		815,478
Non-current
Non-current		39,586,169		42,405,964
Total		40,382,679		43,221,442
Panda Bonds - CNY | Foreign countries
Non-current
Loans, financing and debentures		1,981,055
Panda Bonds - CNY | Foreign countries | 2027
Non-current
Loans, financing and debentures		915,230
Panda Bonds - CNY | Foreign countries | 2028
Non-current
Loans, financing and debentures		989,540
Panda Bonds - CNY | Foreign countries | 2029
Non-current
Loans, financing and debentures
Panda Bonds - CNY | Foreign countries | 2030
Non-current
Loans, financing and debentures		76,285
Panda Bonds - CNY | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Panda Bonds - CNY | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Panda Bonds - CNY | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.70%
Current
Current		R$ 33,156		6,785
Non-current
Non-current		1,981,055		2,039,941
Total		2,014,211		2,046,726
Export credits (“export prepayments”) | Foreign countries
Non-current
Loans, financing and debentures		13,321,704
Export credits (“export prepayments”) | Foreign countries | 2027
Non-current
Loans, financing and debentures		1,552,288
Export credits (“export prepayments”) | Foreign countries | 2028
Non-current
Loans, financing and debentures		2,449,249
Export credits (“export prepayments”) | Foreign countries | 2029
Non-current
Loans, financing and debentures		3,423,547
Export credits (“export prepayments”) | Foreign countries | 2030
Non-current
Loans, financing and debentures		5,064,262
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		832,358
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Export credits (“export prepayments”) | Foreign countries | SOFR/Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.40%
Current
Current		R$ 2,570,445		923,820
Non-current
Non-current		13,321,704		16,901,305
Total		R$ 15,892,149		17,825,125
Export credits (“export prepayments”) | Country of domicile | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		14.30%
Current
Current		R$ 5,434		7,094
Non-current
Non-current		327,578		327,263
Total		333,012		334,357
Assets Financing | Foreign countries
Non-current
Loans, financing and debentures		117,727
Assets Financing | Foreign countries | 2027
Non-current
Loans, financing and debentures		49,589
Assets Financing | Foreign countries | 2028
Non-current
Loans, financing and debentures		62,326
Assets Financing | Foreign countries | 2029
Non-current
Loans, financing and debentures		5,812
Assets Financing | Foreign countries | 2030
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.50%
Current
Current		R$ 101,776		107,159
Non-current
Non-current		117,727		178,526
Total		219,503		285,685
Assets Financing | Country of domicile
Non-current
Loans, financing and debentures		28,705
Assets Financing | Country of domicile | 2027
Non-current
Loans, financing and debentures		9,604
Assets Financing | Country of domicile | 2028
Non-current
Loans, financing and debentures		19,033
Assets Financing | Country of domicile | 2029
Non-current
Loans, financing and debentures		68
Assets Financing | Country of domicile | 2030
Non-current
Loans, financing and debentures
Assets Financing | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.40%
Current
Current		R$ 18,986		18,799
Non-current
Non-current		28,705		38,214
Total		47,691		57,013
ECA - Export Credit Agency | Foreign countries
Non-current
Loans, financing and debentures		1,673,813
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		644,327
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 1,029,486
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.30%
Current
Current		R$ 14,595		17,426
Non-current
Non-current		1,673,813		1,778,184
Total		1,688,408		1,795,610
IFC - International Finance Corporation | Foreign countries
Non-current
Loans, financing and debentures		4,856,113
IFC - International Finance Corporation | Foreign countries | 2027
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | 2028
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | 2029
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | 2030
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		R$ 1,207,873
IFC - International Finance Corporation | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 3,648,240
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.60%
Current
Current		R$ (4,829)		(5,485)
Non-current
Non-current		4,856,113		5,182,737
Total		R$ 4,851,284		5,177,252
Others | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate
Current
Current		R$ 3,859		5,516
Non-current
Non-current
Total		R$ 3,859		5,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.60%
Current
Current		R$ 10,348		5,794
Non-current
Non-current		489,051		468,025
Total		499,399		473,819
BNDES - UMBNDES | Country of domicile | UMBNDES
Non-current
Loans, financing and debentures		489,051
BNDES - UMBNDES | Country of domicile | UMBNDES | 2027
Non-current
Loans, financing and debentures		5,267
BNDES - UMBNDES | Country of domicile | UMBNDES | 2028
Non-current
Loans, financing and debentures		12,678
BNDES - UMBNDES | Country of domicile | UMBNDES | 2029
Non-current
Loans, financing and debentures		12,678
BNDES - UMBNDES | Country of domicile | UMBNDES | 2030
Non-current
Loans, financing and debentures		12,678
BNDES - UMBNDES | Country of domicile | UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures		12,678
BNDES - UMBNDES | Country of domicile | UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 433,072
BNDES – TJLP | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.50%
Current
Current		R$ 47,130		89,150
Non-current
Non-current		10,085		11,802
Loans, financing and debentures		10,085
Total		57,215		100,952
BNDES – TJLP | Country of domicile | BNDES – TJLP | 2027
Non-current
Loans, financing and debentures		1,891
BNDES – TJLP | Country of domicile | BNDES – TJLP | 2028
Non-current
Loans, financing and debentures		3,782
BNDES – TJLP | Country of domicile | BNDES – TJLP | 2029
Non-current
Loans, financing and debentures		3,782
BNDES – TJLP | Country of domicile | BNDES – TJLP | 2030
Non-current
Loans, financing and debentures		630
BNDES – TJLP | Country of domicile | BNDES – TJLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures
BNDES – TLP | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		11.60%
Current
Current		R$ 226,990		178,549
Non-current
Non-current		5,688,355		5,562,188
Loans, financing and debentures		5,688,355
Total		5,915,345		5,740,737
BNDES – TLP | Country of domicile | BNDES – TLP | 2027
Non-current
Loans, financing and debentures		81,114
BNDES – TLP | Country of domicile | BNDES – TLP | 2028
Non-current
Loans, financing and debentures		159,396
BNDES – TLP | Country of domicile | BNDES – TLP | 2029
Non-current
Loans, financing and debentures		145,230
BNDES – TLP | Country of domicile | BNDES – TLP | 2030
Non-current
Loans, financing and debentures		387,945
BNDES – TLP | Country of domicile | BNDES – TLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures		490,292
BNDES – TLP | Country of domicile | BNDES – TLP | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 4,424,378
BNDES | Country of domicile | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.80%
Current
Current	R$ 729
Non-current
Non-current	56,240
Total	R$ 56,969
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.50%
Current
Current		R$ 165,973		282,017
Non-current
Non-current		529,066		514,605
Loans, financing and debentures		529,066
Total		695,039		796,622
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | BNDES – SELIC | 2027
Non-current
Loans, financing and debentures		17,317
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | BNDES – SELIC | 2028
Non-current
Loans, financing and debentures		42,369
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | BNDES – SELIC | 2029
Non-current
Loans, financing and debentures		42,369
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | BNDES – SELIC | 2030
Non-current
Loans, financing and debentures		42,369
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | BNDES – SELIC | Later than five years and not later than six years
Non-current
Loans, financing and debentures		42,369
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | BNDES – SELIC | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 342,273
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.30%
Current
Current		R$ 10,596		9,933
Non-current
Non-current		148,276		153,762
Loans, financing and debentures		148,276
Total		158,872		163,695
BNDES – TR | Country of domicile | BNDES – TR | 2027
Non-current
Loans, financing and debentures		5,534
BNDES – TR | Country of domicile | BNDES – TR | 2028
Non-current
Loans, financing and debentures		11,068
BNDES – TR | Country of domicile | BNDES – TR | 2029
Non-current
Loans, financing and debentures		11,068
BNDES – TR | Country of domicile | BNDES – TR | 2030
Non-current
Loans, financing and debentures		11,068
BNDES – TR | Country of domicile | BNDES – TR | Later than five years and not later than six years
Non-current
Loans, financing and debentures		11,068
BNDES – TR | Country of domicile | BNDES – TR | Later than six years [Member]
Non-current
Loans, financing and debentures		98,470
NCE (“Export Credit Notes”) | Country of domicile
Non-current
Loans, financing and debentures		100,000
NCE (“Export Credit Notes”) | Country of domicile | 2027
Non-current
Loans, financing and debentures		25,000
NCE (“Export Credit Notes”) | Country of domicile | 2028
Non-current
Loans, financing and debentures		25,000
NCE (“Export Credit Notes”) | Country of domicile | 2029
Non-current
Loans, financing and debentures		25,000
NCE (“Export Credit Notes”) | Country of domicile | 2030
Non-current
Loans, financing and debentures		25,000
NCE (“Export Credit Notes”) | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures
NCE (“Export Credit Notes”) | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		17.00%
Current
Current		R$ 3,792		4,157
Non-current
Non-current		100,000		100,000
Total		103,792		104,157
NCR ("Rural producer certificate") | Country of domicile
Non-current
Loans, financing and debentures		5,451,530
NCR ("Rural producer certificate") | Country of domicile | 2030
Non-current
Loans, financing and debentures		2,000,000
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures		3,451,530
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		13.80%
Current
Current		R$ 118,109		369,572
Non-current
Non-current		5,451,530		5,000,000
Total		5,569,639		5,369,572
Debentures | Country of domicile
Non-current
Loans, financing and debentures		9,512,582
Debentures | Country of domicile | 2029
Non-current
Loans, financing and debentures
Debentures | Country of domicile | 2030
Non-current
Loans, financing and debentures		573,130
Debentures | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures		500,000
Debentures | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 8,439,452
Debentures | Country of domicile | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		13.30%
Current
Current		R$ 129,566		127,247
Non-current
Non-current		9,512,582		9,179,399
Total		9,642,148		9,306,646
Breakdown by maturity - non-current
Non-current
Loans, financing and debentures		88,378,903
Ecoinvest | Country of domicile | BNDES - UMBNDES
Non-current
Loans, financing and debentures		327,578
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2027
Non-current
Loans, financing and debentures
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures		73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2030
Non-current
Loans, financing and debentures		73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures		73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures		106,727
CPR ("Rural Product Notes") | Country of domicile
Non-current
Loans, financing and debentures		4,500,854
CPR ("Rural Product Notes") | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 4,500,854
CPR ("Rural Product Notes") | Country of domicile | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.20%
Current
Current		R$ 74,054		41,894
Non-current
Non-current		4,500,854		1,954,437
Total		4,574,908		R$ 1,996,331
BNDES – Fixed | Country of domicile | Fixed
Non-current
Loans, financing and debentures		56,240
BNDES – Fixed | Country of domicile | Fixed | 2027
Non-current
Loans, financing and debentures		1,562
BNDES – Fixed | Country of domicile | Fixed | 2028
Non-current
Loans, financing and debentures		3,124
BNDES – Fixed | Country of domicile | Fixed | 2029
Non-current
Loans, financing and debentures		3,805
BNDES – Fixed | Country of domicile | Fixed | 2030
Non-current
Loans, financing and debentures		3,867
BNDES – Fixed | Country of domicile | Fixed | Later than five years and not later than six years
Non-current
Loans, financing and debentures		3,867
BNDES – Fixed | Country of domicile | Fixed | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 40,015